GUARANTEE RECEIVABLE	12 Months Ended
Dec. 31, 2024
GUARANTEE RECEIVABLE
GUARANTEE RECEIVABLE

3.    GUARANTEE RECEIVABLE

The Group’s guarantee receivable as of December 31, 2023 and 2024 are as follows:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Guarantee receivable	6,221	537,791
Allowance for uncollectible receivables	(3,331)	(63,659)
Guarantee receivable, net	2,890	474,132

The movement of guarantee receivable for the years ended December 31, 2023 and 2024 is as follows:

	Year ended December 31, 2023	Year ended December 31, 2024
	RMB	RMB
Balance at beginning of year	6,038	6,221
Addition in the current year	50,182	1,027,383
Collection in the current year	(47,178)	(490,356)
Write-off	(2,821)	(5,457)
Balance at end of year	6,221	537,791

The movement of allowance for uncollectible receivables for the years ended December 31, 2023 and 2024 is as follows:

	Year ended December 31, 2023	Year ended December 31, 2024
	RMB	RMB
Balance at beginning of year	(3,017)	(3,331)
Addition in the current year	(3,135)	(65,785)
Write-off	2,821	5,457
Balance at end of year	(3,331)	(63,659)